SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - useful lives)	9 Months Ended
Sep. 30, 2021
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property useful lives	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property useful lives	5 years